Income taxes (Details 2) - USD ($)	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Income taxes
Balance At The Beginning Of The Year	$ 0	$ 0
Recognized In Profit/loss	(5,521)	(93,854)
Recognized In Shareholders' Equity	5,521	93,854
Balance At The End Of The Year	$ 0	$ 0